Nature of Business (Details Narrative) (10-K) - shares			2 Months Ended
	Jan. 02, 2015	Jun. 13, 2014	Jun. 13, 2014	Dec. 31, 2016
Common stock issued through IPO and add on offering		5,000,000	5,000,000
KAI [Member]
Common stock shares held, shares				975,000
Common stock shares held, percentage				16.40%
Acquisition of membership interest	100.00%